STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Statement of compliance and basis of presentation [Abstract]
Schedule of Consolidated Financial Statements Entities

The consolidated financial statements as at December 31, 2017 and 2016 and for the years ended December 31, 2017 and 2016 and for the period from incorporation on December 30, 2015 to December 31, 2015 are those of Tower Three SAS. For the year ended December 31, 2017, the consolidated financial statements include the following entities:

Entites	Location	Percentage of ownership	Functional currency

Tower One	Canada	100%	Canadian dollars
Tower Three	Colombia	100%	Colombian Peso
Innervision	Colombia	90%	Colombian Peso
Evotech	Argentina	65%	Argentina Peso
Tower 3 SAS	Argentina	100%	Argentina Peso
TCTS	USA	70%	US dollars